Other Current And Long -Term Liabilities - Summary of Accrued Liabilities (Detail) - OAK Street Health Inc and Affiliates [Member] - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Other Liabilities [Line Items]
Accrued paid time off	$ 4,891	$ 2,319
Accrued bonus and commission	11,681	16,814
Accrued payroll and taxes	4,432	7,052
Other	2,430	2,425
Total	$ 23,434	$ 28,610